TAXES, CHARGES AND CONTRIBUTIONS	12 Months Ended
Dec. 31, 2017
TAXES, CHARGES AND CONTRIBUTIONS
TAXES, CHARGES AND CONTRIBUTIONS

16)  TAXES, CHARGES AND CONTRIBUTIONS

	12/31/17	12/31/16
Income and social contribution taxes payable	4,479	11,520
ICMS	1,149,137	1,226,172
PIS and COFINS	419,589	412,149
Fust and Funttel	93,869	92,828
ISS, CIDE and other taxes	113,689	77,193
Total	1,780,763	1,819,862

Current	1,731,315	1,770,731
Noncurrent	49,448	49,131